July 31, 2006

VIA EDGAR

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

RE:                      Separate Account II of National Integrity Life Insurance Company
 Registration Nos. 033-51126 and 811-07132
 Rule 497(j) Prospectus and Statement of Additional Information Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that concerned in the Registrant’s post-effective amendment number 21 to its Registration Statement on Form N-4, which was filed electronically on July 28, 2006.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone

Assistant Counsel – Securities

National Integrity Life Insurance Company